UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08076
Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.
Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103
Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103
Registrant’s telephone number, including area code:	866-839-5205
Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2017

Item 1 - Schedule of Investments

The Schedule of Investments for the three-month period ended January 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM EQUITY SECURITIES IN EMERGING MARKET COUNTRIES—96.8%
COMMON STOCKS—95.4%
BRAZIL—9.7%
210,961	Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods— 1.5%	$1,948,198
383,155	Iguatemi Empresa de Shopping Centers SA	Real Estate Management & Development— 2.8%	3,623,503
116,450	Localiza Rent a Car SA	Road & Rail— 1.0%	1,361,805
410,595	Odontoprev SA	Health Care Providers & Services— 1.1%	1,460,687
193,845	TOTVS SA	Software— 1.2%	1,604,968
96,852	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	Commercial Services & Supplies— 0.6%	736,740
201,000	Wilson Sons Ltd., BDR	Transportation Infrastructure— 1.5%	1,983,783
			12,719,684
CHILE—4.1%
1,791,700	Parque Arauco SA	Real Estate Management & Development— 3.3%	4,350,966
626,000	SONDA SA	Information Technology Services— 0.8%	1,018,278
			5,369,244
CHINA—3.7%
835,000	Tong Ren Tang Technologies Co. Ltd., H Shares (a)	Pharmaceuticals— 1.1%	1,487,467
1,812,400	Yanlord Land Group Ltd.	Real Estate Management & Development— 1.4%	1,787,516
2,704,000	Yingde Gases Group Co. Ltd. (a)	Chemicals— 1.2%	1,638,532
			4,913,515
EGYPT—0.9%
133,914	Edita Food Industries SAE, GDR	Food Products— 0.4%	602,613
1,922,692	Juhayna Food Industries	Food Products— 0.5%	609,782
			1,212,395
HONG KONG—4.8%
400,000	Cafe de Coral Holdings Ltd. (a)	Hotels, Restaurants & Leisure— 1.0%	1,326,622
877,600	Dah Sing Banking Group Ltd. (a)	Banks— 1.3%	1,711,419
90,400	Hong Kong Aircraft Engineering Co. Ltd. (a)	Transportation Infrastructure— 0.5%	622,240
14,116,000	Pacific Basin Shipping Ltd. (a)(b)	Marine— 2.0%	2,650,744
			6,311,025
INDIA—15.0%
235,000	Castrol (India) Ltd. (a)	Chemicals— 1.1%	1,407,801
144,000	Container Corp. of India Ltd. (a)	Road & Rail— 1.9%	2,537,644
204,372	Godrej Consumer Products Ltd. (a)	Personal Products— 3.6%	4,744,230
450,000	Kansai Nerolac Paints Ltd. (a)	Chemicals— 1.7%	2,284,864
220,074	Mphasis Ltd. (a)	Information Technology Services— 1.4%	1,806,655
104,500	Piramal Enterprises Ltd. (a)	Pharmaceuticals— 2.0%	2,597,513
420,000	Ramco Cements Ltd. (The) (a)	Construction Materials— 3.3%	4,334,010
			19,712,717

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

INDONESIA—9.1%
36,278,000	Ace Hardware Indonesia Tbk PT (a)	Specialty Retail— 1.5%	$2,023,191
9,086,300	AKR Corporindo Tbk PT	Trading Companies & Distributors— 3.5%	4,542,299
17,746,837	Bank Permata Tbk PT (a)(b)	Banks— 0.7%	897,254
2,020,000	Delfi Ltd.	Food Products— 2.5%	3,224,891
17,142,800	Holcim Indonesia Tbk PT (a)	Construction Materials— 0.9%	1,155,778
256,600	XL Axiata Tbk PT (a)(b)	Wireless Telecommunication Services— —%	55,944
			11,899,357
JORDAN—1.3%
73,806	Hikma Pharmaceuticals PLC (a)	Pharmaceuticals— 1.3%	1,699,984

KENYA—1.2%
701,800	East African Breweries Ltd.	Beverages— 1.2%	1,521,243

MALAYSIA—5.9%
4,537,900	Aeon Co. (M) Bhd	Multiline Retail— 1.9%	2,427,999
300,000	Heineken Malaysia Bhd	Beverages— 0.8%	1,075,517
790,200	Oriental Holdings Bhd (a)	Automobiles— 0.9%	1,213,571
1,943,460	SP Setia Bhd Group (a)	Real Estate Management & Development— 1.2%	1,492,765
240,000	United Plantations Bhd	Food Products— 1.1%	1,490,010
			7,699,862
MEXICO—2.6%
98,676	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure— 2.6%	3,375,706

NETHERLANDS—2.0%
52,000	ASM International NV (a)	Semiconductors & Semiconductor Equipment— 2.0%	2,563,795

NIGERIA—1.1%
2,125,000	Guinness Nigeria PLC	Beverages— 0.3%	446,215
19,437,011	Zenith Bank PLC	Banks— 0.8%	998,891
			1,445,106
PERU—0.7%
195,354	Grana y Montero SA, ADR	Construction & Engineering— 0.7%	881,047

PHILIPPINES—3.6%
705,660	Jollibee Foods Corp. (a)	Hotels, Restaurants & Leisure— 2.2%	2,914,922
1,147,700	Pilipinas Shell Petroleum Corp. (b)	Oil, Gas & Consumable Fuels— 1.4%	1,815,010
			4,729,932
POLAND—1.6%
217,115	Eurocash SA	Food & Staples Retailing— 1.6%	2,163,180

REPUBLIC OF SOUTH KOREA—1.6%
161,171	BNK Financial Group, Inc. (a)(b)	Banks— 0.9%	1,182,898
6,000	Shinsegae, Inc. (a)	Multiline Retail— 0.7%	908,565
			2,091,463
ROMANIA—1.8%
851,000	BRD-Groupe Societe Generale SA (a)	Banks— 1.8%	2,349,494

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

RUSSIA—1.0%
133,150		Synergy PJSC (b)	Beverages— 1.0%	$1,365,698

SOUTH AFRICA—8.2%
1,224,392		African Oxygen Ltd.	Chemicals— 1.3%	1,726,415
172,384		City Lodge Hotels Ltd.	Hotels, Restaurants & Leisure— 1.5%	1,890,531
304,900		Clicks Group Ltd.	Food & Staples Retailing— 2.1%	2,760,505
166,676		JSE Ltd.	Capital Markets— 1.5%	1,995,659
164,735		SPAR Group Ltd. (The)	Food & Staples Retailing— 1.8%	2,328,907
				10,702,017
SOUTH KORES—0.4%
1,464		Medy-Tox, Inc. (a)	Biotechnology— 0.4%	522,173

SRI LANKA—1.9%
2,689,150		John Keells Holdings PLC	Industrial Conglomerates— 1.9%	2,501,535

TAIWAN—1.0%
105,000		Poya International Co. Ltd.	Multiline Retail— 1.0%	1,281,264

THAILAND—5.4%
1,900,100		BEC World PCL, Foreign Shares (a)	Media— 0.7%	971,366
190,000		Bumrungrad Hospital PCL, Foreign Shares (a)	Health Care Providers & Services— 0.7%	965,517
1,020,000		Central Pattana PCL, Foreign Shares (a)	Real Estate Management & Development— 1.3%	1,651,624
1,679,000		Hana Microelectronics PCL, Foreign Shares (a)	Electronic Equipment Instruments & Components— 1.6%	2,027,388
184,000		Siam City Cement PCL, Foreign Shares (a)	Construction Materials— 1.1%	1,468,602
				7,084,497
TURKEY—6.8%
1,982,000		Aksigorta AS (a)(b)	Insurance— 1.0%	1,380,070
176,154		AvivaSA Emeklilik ve Hayat AS	Insurance— 0.8%	1,025,229
584,702		Cimsa Cimento Sanayi VE Ticaret A.S. (a)	Construction Materials— 2.1%	2,752,943
264,391		Coca-Cola Icecek AS (a)	Beverages— 2.1%	2,710,252
77,817		Logo Yazilim Sanayi Ve Ticaret (b)	Software— 0.8%	1,071,411
				8,939,905
				125,055,838
PRIVATE EQUITY—1.3%

GLOBAL—0.8%*
7,248,829	(c)	Emerging Markets Ventures I, L.P. (a)(b)(d)(e)(f)(g)	Private Equity— 0.1%	150,920
2,400,000	(c)	Telesoft Partners II QP, L.P. (a)(b)(d)(g)(h)	Private Equity— 0.7%	926,928
				1,077,848
ISRAEL—0.5%
1,674,587	(c)	BPA Israel Ventures, LLC (a)(b)(d)(e)(f)(g)	Private Equity— 0.2%	197,099
72,640		Exent Technologies Ltd. Preferred A1 Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
62,304		Exent Technologies Ltd. Preferred C Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
15,716		Exent Technologies Ltd. Warrants A1 (a)(b)(d)(g)(h)(i)	Private Equity— —%	—

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

52		Flash Networds Ltd. Warrants Ordinary (a)(b)(d)(g)(h)(i)	Private Equity— —%	$—
46,856		Flash Networks Ltd. Ordinary Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	33,590
12		Flash Networks Ltd. Series C Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
23,264		Flash Networks Ltd. Series C-1 Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
13,526		Flash Networks Ltd. Series D Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
9,952		Flash Networks Ltd. Series E Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
22		Flash Networks Ltd. Warrants C (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
2,750,000	(c)	Giza GE Venture Fund III, L.P. (a)(b)(d)(e)(g)	Private Equity— 0.1%	100,073
761,184	(c)	Neurone Ventures II, L.P. (a)(b)(d)(g)(h)	Private Equity— 0.2%	258,270
32,574		Vidyo, Inc. Trust A (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
15,531		Vidyo, Inc. Trust B (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
13,219		Vidyo, Inc. Trust B1 (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
6,864		Vidyo, Inc. Trust C (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
4,150		Vidyo, Inc. Trust C1 (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
1,802		Vidyo, Inc. Trust Common (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
2,713		Vidyo, Inc. Trust D (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
				589,032
				1,666,880
PREFERRED STOCK—0.1%

MALAYSIA—0.1%
767,512		SP Setia Bhd Group, Preferred Shares (b)(k)	Real Estate Management & Development— 0.1%	187,135
				187,135
	Total Long-Term Equity Securities in Emerging Market Countries—96.8% (cost $149,016,624)			126,909,853

LONG-TERM EQUITY SECURITIES IN DEVELOPED MARKET COUNTRIES—2.6%
COMMON STOCK—2.6%
UNITED STATES—2.6%
52,162		EPAM Systems, Inc. (b)	Information Technology Services— 2.6%	3,357,146
				3,357,146
PRIVATE EQUITY—0.0%

UNITED STATES—0.0%
1,952,000	(c)	Technology Crossover Ventures IV, L.P. (a)(b)(d)(e)(f)(g)	Private Equity— —%	2,323
				2,323
	Total Long-Term Equity Securities in Developed Market Countries—2.6% (cost $2,405,484)			3,359,469

SHORT-TERM INVESTMENT—0.6%

Description	Shares	Value (US$)
UNITED STATES—0.6%
State Street Institutional U.S. Government Money Market Fund(l)	773,684	773,684
		773,684
Total Short-Term Investment—0.6% (cost $773,684)		773,684
Total Investments—100.0% (cost $152,195,792) (m)		131,043,006
Liabilities in Excess of Other Assets—0.0%		(16,240)
Net Assets—100.0%		$131,026,766

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	Illiquid security.
(e)	In liquidation.
(f)	As of January 31, 2017, the aggregate amount of open commitments for the Fund is $1,524,584.
(g)	Restricted security, not readily marketable. See Note (c) of the accompanying Notes to Portfolio of Investments.
(h)	Active investments.
(i)

Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust. See Note (b) of the accompanying Notes to Portfolio of Investments.

(j)	Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. See Note (b) of the accompanying Notes to Portfolio of Investments.
(k)	Redeemable Convertible Preferred security.
(l)	Registered investment company advised by State Street Global Advisors.
(m)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt

*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

Notes to Portfolio of Investments (unaudited)

January 31, 2017

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective to maintain a $1.00 per share net asset value (“NAV”), and which objective is not guaranteed. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 1.3% of the net assets of the Fund as of January 31, 2017. The private equity private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2017

attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total
Investments, at Value
Long-Term Investments
Automobiles	$—	$1,213,571	$—	$1,213,571
Banks	998,891	6,141,065	—	7,139,956
Beverages	4,408,673	2,710,252	—	7,118,925
Biotechnology	—	522,173	—	522,173
Chemicals	1,726,415	5,331,197	—	7,057,612
Construction Materials	—	9,711,333	—	9,711,333
Electronic Equipment Instruments & Components	—	2,027,388	—	2,027,388
Health Care Providers & Services	1,460,687	965,517	—	2,426,204
Hotels, Restaurants & Leisure	1,890,531	4,241,544	—	6,132,075
Information Technology Services	4,375,424	1,806,655	—	6,182,079
Insurance	1,025,229	1,380,070	—	2,405,299
Marine	—	2,650,744	—	2,650,744
Media	—	971,366	—	971,366
Multiline Retail	3,709,263	908,565	—	4,617,828
Personal Products	—	4,744,230	—	4,744,230
Pharmaceuticals	—	5,784,964	—	5,784,964
Real Estate Management & Development	9,949,120	3,144,389	—	13,093,509
Road & Rail	1,361,805	2,537,644	—	3,899,449
Semiconductors & Semiconductor Equipment	—	2,563,795	—	2,563,795
Specialty Retail	—	2,023,191	—	2,023,191
Transportation Infrastructure	5,359,489	622,240	—	5,981,729
Wireless Telecommunication Services	—	55,944	—	55,944
Other	30,276,755	—	—	30,276,755
Short-Term Investment	773,684	—	—	773,684
Total	$67,315,966	$62,057,837	$—	$129,373,803
Private Equity (a)				1,669,203
Total Investments				$131,043,006

Amounts listed as “—” are $0 or round to $0.

(a)         Private Equity investments are measured at the net asset valuations, as a practical expedient for fair value, and are not required to be classified in the fair value hierarchy as per Accounting Standards Update 2015-07. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Portfolio of Investments.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2017

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended January 31, 2017, securities issued by Oriental Holdings Bhd, Piramal Enterprises Ltd. and SP Setia Bhd in the amounts of $1,213,571, $2,597,513 and $1,492,765, respectively, transferred from Level 1 to Level 2 because there was a valuation factor applied at January 31, 2017. Securities issued by Aeon Co. (M) Bhd, African Oxygen Ltd., AKR Corporindo Tbk PT, Eurocash SA, Heineken Malaysia Bhd, JSE Ltd., Poya International Co. Ltd. and Yanlord Land Group Ltd. in the amounts of $2,427,999, $1,726,415, $4,542,299, $2,163,180, $1,075,517, $1,995,659, $1,281,264 and $1,787,516, respectively, transferred from Level 2 to Level 1 because there was not a valuation factor applied at January 31, 2017. For the period ended January 31, 2017, there were no significant changes to the fair valuation methodology.

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security (1)	Acquisition Date(s)	Total Commitments	Cost	Fair Value At 1/31/17	Percent of Net Assets	Cumulative Distributions Received (4)
BPA Israel Ventures, LLC (5)	10/05/00 – 12/09/05	$2,300,000	$929,799	$197,099	0.15	$327,976
Emerging Markets Ventures I, L.P. (5)	01/22/98 – 01/10/06	8,100,000	2,474,673	150,920	0.11	7,567,734
Exent Technologies Ltd. Preferred A1 Shares (2)	11/29/15	—	118,799	—	—	—
Exent Technologies Ltd. Preferred C Shares (2)	11/29/15	—	—	—	—	—
Exent Technologies Ltd. Warrants A1 (2)	11/29/15	—	—	—	—	—
Flash Networds Ltd. Warrants Ordinary (2)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Ordinary Shares (2)	11/29/15	—	109,226	33,590	0.02	—
Flash Networks Ltd. Series C Preferred (2)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series C-1 Preferred (2)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series D Preferred (2)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series E Preferred (2)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants C (2)	11/29/15	—	—	—	—	—
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	2,750,000	1,717,032	100,073	0.08	885,262
Neurone Ventures II, L.P.	11/24/00 – 12/21/10	750,000	121,786	258,270	0.20	533,564
Technology Crossover Ventures IV, L.P. (5)	03/08/00 - 09/27/10	2,000,000	359,691	2,323	—	3,045,426
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	2,400,000	1,112,731	926,928	0.71	1,282,411
Vidyo, Inc. Trust A (Preferred) (3)	10/24/12	—	29,796	—	—	—
Vidyo, Inc. Trust B (Preferred) (3)	10/24/12	—	14,207	—	—	—
Vidyo, Inc. Trust B1 (Preferred) (3)	10/24/12	—	12,092	—	—	—
Vidyo, Inc. Trust C (Preferred) (3)	10/24/12	—	6,279	—	—	—
Vidyo, Inc. Trust C1 (Preferred) (3)	10/24/12	—	3,796	—	—	—
Vidyo, Inc. Trust Common (3)	10/24/12	—	1,648	—	—	—
Vidyo, Inc. Trust D (Preferred) (3)	10/24/12	—	2,482	—	—	—
Total		$18,300,000	$7,014,037	$1,669,203	1.27	$13,642,373

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2017

Amounts listed as “—” are $0 or round to $0.

(1) Exent Technologies Ltd., Flash Networks Ltd., Neurone Ventures II, L.P., Telesoft Partners II QP, L.P. and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. BPA Israel Ventures, LLC, Giza GE Venture Fund III, L.P., Emerging Markets Ventures I, L.P. and Technology Crossover Ventures IV, L.P. are in liquidation.

(2) Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

(3) Vidyo Inc., Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

(4) Cumulative Distributions include distributions received from Income, realized gains or return of capital. Distributions from return of capital will reduce the cost basis of the security.

(5) BPA Israel Ventures LLC has open commitments of $625,413. Emerging Markets Ventures I, L.P. has open commitments of $851,171. Technology Crossover Ventures IV, LP has open commitments of $48,000.

The Fund may incur certain costs in connection with the disposition of the above securities.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

d. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2017 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$152,195,792	$20,195,772	$(41,348,558)	$(21,152,786)

Item 2 - Controls and Procedures

a)             The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)             There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

a)             Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 31, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 31, 2017